Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

On October 3, 2024, Pogo Royalty Exchanged 879,675 OpCo Class B Units for 1,379,675 shares of Class A Common Stock. As a result, there are 500,000 remaining Class B Common shares outstanding as of this filing.

Subsequent to September 30, 2024, the Company has issued 4,000,000 shares pursuant to the Common Stock Purchase Agreement for net proceeds of $4,575,714. The Company also issued the 27,963 shares to officers related to their pledged shares discussed in Note 7.

Subsequent to September 30, 2024, the Company has issued 260,000 Class A Common shares to settle outstanding accrued payables of $260,000 and recognized a loss of approximately $76,000 for the difference in the fair value of the shares issued and the payables balance.

On October 18, 2024, the Company entered into a consulting agreement with a third party for financing services on a month to month basis.  As compensation for services the Company will pay the consultant a fee of $20,000 per month consisting of $5,000 in cash and $15,000 in Class A common shares based on the average closing price for the last five trading days of the prior calendar month. To date the consultant has earned 43,800 shares under the agreement that are not yet issued

On October 18, 2024, the Company issued warrants to purchase 1,200,000 shares of Class A Common shares at an exercise price of $0.75 for a period of two year, to a third party service provider for services provided to the Company.

On November 15, 2024, the Company entered into a Confidential Rescission, Settlement, and Release Agreement with the FPA Seller whereby the parties mutually agreed to rescind the Forward Purchase Agreement and related agreements between the parties, which a-s a result, any transactions, notices or other obligations thereunder are void ab initio. The parties also agreed to release each other of all claims related to the Forward Purchase Agreement, and in exchange for such release, the Company agreed to issue to the FPA Seller 450,000 restricted Class A Common shares.

On November 21, 2024, the Company and White Lion entered into

On December 5, 2024, the Company entered into a merchant cash advance agreement with a third party. The Company borrowed $350,000 and received $330,700 in cash proceeds. The Company will repay an aggregate of $497,000 on a weekly basis through March 2025.

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

Subsequent to December 31, 2023, the Company received an additional $350,000 in cash proceeds under unsecured promissory notes with investors with the same terms as those disclosed in Note 5. The Company issued an additional 350,000 warrants with an exercise price of $11.50 to these investors in connection with the agreements.

On March 4, 2024, the Compensation Committee of the Board of Directors approved awards of restricted stock units (“RSU’s”) to various employees, non-employee directors and consultants. Non-employee directors received an aggregate of 224,500 RSU’s, with 112,000 RSU’s vesting over 3 years beginning November 15, 2024, and 112,500 RSU’s fully vesting at November 15, 2024. Employees received a total of 285,000 RSU’s, including 50,000 RSU’s each to the Company’s CEO, CFO and General Counsel pursuant to their employment agreements. A total of 35,000 RSU’s of the employee RSU’s vest immediately, with the remainder over 3 years beginning November 15, 2024. The awards also included 60,000 RSU’s pursuant to the agreement with RMH, Ltd., and 30,000 RSU’s to the Company’s former President. These consultant awards vest on November 15, 2024.

On March 7, 2024, the Company entered into an Amendment No. 1 to Common Stock Purchase Agreement (the “Amendment”) with White Lion. Pursuant to the Amendment, the Company and White Lion agreed to a fixed number of Commitment Shares equal to 440,000 shares of common stock to be issued to White Lion in consideration for commitments of White Lion under the Common Stock Purchase Agreement, which the Company agreed to include all of the Commitment Shares on the Initial Registration Statement filed by the Company. The Company has not yet issued the additional 301,878 shares of common stock to White Lion.

In addition, pursuant to the Amendment, the Company may, from time to time while a Purchase Notice is active, issue a Rapid Purchase Notice to White Lion which the parties will close on the Rapid Purchase within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for the preceding Business Day.

Finally, pursuant to the Amendment, the Company’s right to sell shares of common stock to White Lion will now extend until December 31, 2026.

On April 18, 2024, the Company and FIBT entered into a Second Amendment to Term Loan Agreement (the “Amendment”) effective as of March 31, 2024. Pursuant to the Amendment, the Term Loan Agreement was modified to provide that the Company must, on or before December 31, 2024, deposit funds in a Debt Service Reserve Account (as defined in the Loan Agreement) such that the balance of the account equals $5,000,000 and FIBT waived the provision that such amount had to be deposited within 60 days of the closing date of the Loan Agreement. In addition, the Amendment provides that, if at any time prior to December 31, 2024, the Company or any of its affiliates enter into a sale leaseback transaction with respect to any of its equipment, the Company will deposit an amount equal to the greater of (A) $500,000 or (B) 10% of the proceeds of such transaction into the Debt Service Reserve Account on the effective date of such sale and leaseback transaction.

On April 17, 2024, the Company received a notice (the “NYSE Notice”) from the NYSE American LLC (the “NYSE American”) that the Company is not in compliance with NYSE American listing standards as a result of its failure to timely file its Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (the “Form 10-K”) with the SEC.

The NYSE Notice had no immediate effect on the listing of the Company’s Class A Common Stock or the Company’s public warrants on the NYSE American. The NYSE Notice informed the Company that, under NYSE American rules, the Company has six months from April 16, 2024 to regain compliance with the NYSE American listing standards by filing the Form 10-K with the SEC. If the Company fails to file the Form 10-K within the six-month period, the NYSE American may grant, in its sole discretion, an extension of up to six additional months for the Company to regain compliance, depending on the specific circumstances. The NYSE Notice also notes that the NYSE American may nevertheless commence delisting proceedings at any time if it deems that the circumstances warrant.